Loans (Tables)	12 Months Ended
Dec. 31, 2020
Loans [Abstract]
Components of Loans by Industry Classification IFRS 9 [text block table]
in € m.	Dec 31, 2020	Dec 31, 2019
Agriculture, forestry and fishing	637	676
Mining and quarrying	3,145	3,027
Manufacturing	28,040	30,199
Electricity, gas, steam and air conditioning supply	3,765	4,577
Water supply, sewerage, waste management and remediation activities	681	843
Construction	4,708	4,110
Wholesale and retail trade, repair of motor vehicles and motorcycles	22,023	22,568
Transport and storage	6,382	5,610
Accommodation and food service activities	2,514	2,633
Information and communication	6,240	6,575
Financial and insurance activities	90,220	98,434
Real estate activities	37,946	45,153
Professional, scientific and technical activities	7,946	7,430
Administrative and support service activities	9,568	7,063
Public administration and defense, compulsory social security	7,413	8,012
Education	205	327
Human health services and social work activities	3,530	3,631
Arts, entertainment and recreation	951	867
Other service activities	6,165	5,766
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	205,028	196,732
Activities of extraterritorial organizations and bodies	1	3
Gross loans	447,107	454,235
(Deferred expense)/unearned income	394	340
Loans less (deferred expense)/unearned income	446,712	453,895
Less: Allowance for loan losses	4,823	4,018
Total loans	441,889	449,876